SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price		$ 0.15
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price	$ 0.10
Expected Term	1 year
Expected Volatility	95.50%
Risk-free interest rates	3.12%
Dividend yields	0.00%